Inventories (Details) - Schedule of Inventory, Current (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory [Line Items]
Work in process and related capitalized costs	$ 1,794,818	$ 878,956	$ 275,000
Inventory	2,466,897	1,269,454	416,254
Deposits on Dispensing Machines [Member]
Inventory [Line Items]
Inventory	336,583	138,423	82,754
Vaporizers and Accessories [Member]
Inventory [Line Items]
Inventory	164,030	193,575	0
Dispensing Machines [Member]
Inventory [Line Items]
Inventory	$ 171,466	$ 58,500	$ 58,500